Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000069244
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LSV Global Value Fund, Institutional Class Shares
C000142760
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LSV Global Value Fund, Investor Class Shares
Without Sales Load [Member] | C000069244
Average Annual Return [Line Items]
Average Annual Return, Percent		20.14%	16.54%	9.12%
Without Sales Load [Member] | C000142760
Average Annual Return [Line Items]
Average Annual Return, Percent		19.83%	16.25%	8.86%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.64%	14.61%	11.31%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.64%	14.61%	11.31%

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).